Income Taxes (Schedule Of Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current taxes:
Foreign	$ (122)	$ (240)	$ (124)
Domestic			(57)
Total current income taxes	(122)	(240)	(181)
Deferred taxes:
Foreign	318	(1,065)	942
Domestic		(3,915)	(136)
Total deferred taxes	318	(4,980)	806
Tax benefit (expense)	$ 196	$ (5,220)	$ 625